Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams.

NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND
NUVEEN MARYLAND PREMIUM INCOME MUNICIPAL FUND
NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
NUVEEN VIRGINIA PREMIUM INCOME MUNICIPAL FUND
SEMIANNUAL REPORT/NOVEMBER 30, 1995

Photographic image of man seated at breakfast table with wife standing behind him.

CONTENTS

3    Dear shareholder
5    Answering your questions
9    Fund performance
11   Commonly used terms
13   Shareholder meeting report
14   Portfolio of investments
29   Statement of net assets
30   Statement of operations
31   Statement of changes in net assets
33   Notes to financial statements
40   Financial highlights

Dear shareholder
"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."
Photographic image of Richard J. Franke, Chairman of the Board

Since the beginning of 1995, we have enjoyed a rebound in the bond markets--a welcome change from 1994, which was one of the most volatile periods in bond market history. In fact, 1995 has unfolded as one of the best years for bonds in a decade. The juxtaposition of these two contrasting periods serves as a reminder that weathering the ups and downs of the markets is a normal part of the investment process. We can gain a better perspective on this process if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals can minimize the impact of any short-term market volatility.
  Municipal bond funds continue to be an attractive way to invest for the long term. Your Fund offers steady tax-free income and diversification across market sectors. Throughout the past year, we have kept our sights focused on successfully meeting these objectives: seeking to provide you with a solid source of current income and enhanced share price relative to the market as a whole.
  As of November 30, 1995, current annual yields on share prices for the funds covered in this report ranged from 5.73% to 6.10%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 8.95% on taxable alternatives. Without question, taxable yields at these levels on investments of comparable quality are difficult to achieve in today's markets. The effect of state taxes further enhances the after-tax yield advantage provided by municipal bonds.
  Reflecting the rebound in the bond market, each of these funds reported gains in net asset value over November 30, 1994, as well as substantial increases in most share prices. The 12-month total returns on net asset value, reflecting gains plus reinvested dividend income, ranged from 35.89% to 37.60%, which translates to 40.61% to 42.15% on a tax-equivalent basis. These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance.
  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free exchange-traded funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.
  Our portfolio management strategy, which we call value investing, relies on a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings in order to alert portfolio managers concerning changes that may affect quality.

  Nuveen also prides itself on its exceptional service to shareholders. Through annual and semiannual reports, regular statements, as well as our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and to recommend products to meet your needs.
  As you review the following pages detailing the solid performance of your funds, we trust you will come away with the feeling that these results, coupled with Nuveen's continued pledge of premium service, add up to a rewarding investment experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,



Richard J. Franke
Chairman of the Board
January 16, 1996

Answering your questions
Tom Spalding, head of Nuveen's portfolio management team, offers insights into the bond market recovery and the outlook for 1996.

How has the recovery of the municipal bond market affected Nuveen funds?
The market recovery has helped most Nuveen funds regain some of the share price they lost during 1994's market. The setback in the bond market in 1994--which goes on record as one of the most volatile periods in decades--was the first downturn experienced by many Nuveen exchange-traded fund investors, and some reacted by selling their shares. This, in turn, drove share prices down even further. Since the beginning of the recovery in early 1995, however, municipal bond prices have increased, and most Nuveen funds have seen their prices rise 12% to 15%.
  Because of their capital structure, leveraged funds such as the ones covered in this report experienced greater price declines in 1994 than unleveraged funds, and they generally responded more quickly to the stabilizing interest rate environment with recovering prices in 1995.

Why do these funds continue to trade at a discount despite the recovery?
To understand why this is happening, it may be helpful to remember that each share has two prices: the net asset value (NAV), which represents the underlying value of the fund, and the share price, which reflects the market's assessment of the fund.

Photographic image of Tom Spalding
Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

  As the market turned around in 1995, net asset values appreciated more quickly than share prices. This is typical of a market that sometimes takes time to recognize underlying value balanced against the various factors that affect share price, such as interest rates, inflation forecasts, the relative strength of the stock market, and the legislative and tax outlooks. The fact that gains in NAVs are currently outpacing the rate of change in share prices means that the market is lagging in recognizing the value currently offered by municipal bonds.
  Nuveen investors should be aware that the net asset values for the funds covered in this report remain quite strong. For long-term investors, in fact, the current period may present a buying opportunity, as shares can be purchased at prices lower than their underlying value--and at a time when the bond market is strong.

What does Nuveen see as the impact of the flat tax proposals?
We have been closely monitoring the various flat tax proposals currently being debated in Congress and their implications for tax-free funds. Four major tax reform proposals are currently under discussion, all with the common goal of simplifying the federal tax code and increasing incentives for saving and investment. It is important to note that none of the proposals has gained a strong consensus and that implementation of any measure that manages to pass both houses is at least two years away. We believe that some action on the tax reform front is likely, as federal tax laws are constantly being reevaluated and revised, although changes of the magnitude outlined in these proposals are rare.
  As we look at the bond market today, we can see some evidence that the market is already compensating investors for the uncertainty of the tax reform situation. Yields on municipal bonds are currently at levels equal to 90% or more of long-term Treasury bond yields, an historically high position; the typical yield ratio is 80-85%. Current municipal yields are comparable to taxable yields in the 10% range, providing good value that is difficult to match.
  Once the tax reform issue is resolved, we're confident that municipal bonds--because of their high credit quality and attractive yields--will continue to hold a strategic place in the prudent investor's portfolio. The importance of municipal bonds is enhanced by the integral role they play in maintaining our way of life in this country. Our cities, counties, and states will always have a need for financing to build and upgrade projects such as roads, hospitals, and water treatment systems, and municipal bonds will continue to be an essential way to match America's long-term needs for capital improvements with investors' long-term needs for secure income.

What is Nuveen's outlook as we head into 1996?
Inflation remains low, and the economy seems to be expanding at a reasonable pace. While both of these factors can change and have an impact on the bond market, the current environment is favorable for bonds. Although the supply of municipal bonds is down from past years, demand from institutional investors such as insurance companies was strong in 1995, contributing to the rebound in municipal prices. If we experience continued slow and steady economic growth, combined with low inflation and stable interest rates, that should attract greater numbers of individual investors as well.

What does Nuveen mean by "value investing"? Where are Nuveen analysts finding value today?
At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction that concentrates on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.
  As we search for value in the market today, our analysts continue to assess investment potential across the entire spectrum of geographical and sector opportunities. During 1995, we saw many credit upgrades on portfolio holdings, meaning that our judgments about credit quality have been rewarded. We currently favor revenue bonds that offer a dedicated revenue stream (such as those issued for tollways or recycling plants) over general obligation bonds, which rely on the taxing power of a state or municipality.

NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND
NPG

Dividend income remained attractive compared with other fixed income alternatives. The fund adjusted its monthly level twice during the year, seeking a level in line with its earnings.
12 MONTH DIVIDEND HISTORY
Date     Monthly Dividends  Supplemental Dividends    Capital Gains
12/94    $0.0620
1/95     $0.0620
2/95     $0.0580
3/95     $0.0580
4/95     $0.0580
5/95     $0.0580
6/95     $0.0580
7/95     $0.0580
8/95     $0.0580
9/95     $0.0580
10/95    $0.0580
11/95    $0.0610
FUND HIGHLIGHTS 11/30/95
Yield                                        6.10%
Taxable-equivalent yield                    10.17%
Annual total return on NAV                  37.60%
Taxable-equivalent total return             42.15%
Combined federal and state tax rate         40.00%
Share price                                $12.00
NAV                                        $13.84
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN MARYLAND PREMIUM INCOME MUNICIPAL FUND
NMY

In keeping with the Fund's objective of providing dependable tax-free income, shareholders enjoyed 12 months of stable dividends.
12 MONTH DIVIDEND HISTORY
Date     Monthly Dividends  Supplemental Dividends    Capital Gains
12/94    $0.0615
1/95     $0.0615
2/95     $0.0615
3/95     $0.0615
4/95     $0.0615
5/95     $0.0615
6/95     $0.0615
7/95     $0.0615
8/95     $0.0615
9/95     $0.0615
10/94    $0.0615
11/94    $0.0615
FUND HIGHLIGHTS 11/30/95
Yield                                        5.73%
Taxable-equivalent yield                     9.55%
Annual total return on NAV                  36.71%
Taxable-equivalent total return             41.40%
Combined federal and state tax rate         40.00%
Share price                                $12.875
NAV                                        $13.92
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
NNC

While the dividend income remained attractive compared with other fixed income alternatives, the fund adjusted its monthly dividend in February of 1995 to a level in line with its earnings.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
12/94    $0.0625
1/95     $0.0625
2/95     $0.0575
3/95     $0.0575
4/95     $0.0575
5/95     $0.0575
6/95     $0.0575
7/95     $0.0575
8/95     $0.0575
9/95     $0.0575
10/95    $0.0575
11/95    $0.0575
FUND HIGHLIGHTS 11/30/95
Yield                                     5.75%
Taxable-equivalent yield                  9.75%
Annual total return on NAV               35.89%
Taxable-equivalent total return          40.61%
Combined federal and state tax rate      41.00%
Share price                             $12.00
NAV                                     $13.59
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN VIRGINIA PREMIUM INCOME MUNICIPAL FUND
NPV
In keeping with the Fund's objective of providing dependable tax-free income, shareholders enjoyed 12 months of stable dividends.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
12/94    $0.0650
1/95     $0.0650
2/95     $0.0650
3/95     $0.0650
4/95     $0.0650
5/95     $0.0650
6/95     $0.0650
7/95     $0.0650
8/95     $0.0650
9/95     $0.0650
10/95    $0.0650
11/95    $0.0650
FUND HIGHLIGHTS 11/30/95
Yield                                     5.89%
Taxable-equivalent yield                  9.74%
Annual total return on NAV               36.80%
Taxable-equivalent total return          41.57%
Combined federal and state tax rate      39.50%
Share price                             $13.25
NAV                                     $14.14
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, November 30, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, these tax rates are assumed to be 40% for GA and MD, 41% for NC, and 39.5% for VA, based on 1995 incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by its total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as are deemed advisable. No shares were repurchased during the 6-month period ended November 30, 1995. Any future repurchases will be reported to shareholders.

SHAREHOLDER MEETING REPORT
On November 16, 1995, the following Nuveen Exchange-Traded Funds held an
Annual Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify the selection of Ernst & Young L.L.P. as the auditors for the Funds. The directors elected at the meeting include:
Lawrence H. Brown, Richard J. Franke, Anne E. Impellizzeri, and Peter R.
Sawers.
                                                                          NPG            NMY            NNC            NPV
Approval of the DIRECTORS
was reached as follows:
Lawrence H. Brown
   For                                                                 3,384,939      9,517,537      5,672,943      7,525,115
   Abstain                                                               113,769        123,937         81,089         88,409
                                                                       ---------      ---------      ---------      ---------
     Total                                                             3,498,708      9,641,474      5,754,032      7,613,524
                                                                       =========      =========      =========      =========
Richard J. Franke
   For                                                                 3,388,939      9,518,177      5,673,286      7,524,128
   Abstain                                                               109,769        123,297         80,746         89,396
                                                                       ---------      ---------      ---------      ---------
     Total                                                             3,498,708      9,641,474      5,754,032      7,613,524
                                                                       =========      =========      =========      =========
Anne E. Impellizzeri
   For                                                                 3,387,939      9,514,711      5,673,286      7,526,530
   Abstain                                                               110,769        126,763         80,746         86,994
                                                                       ---------      ---------      ---------      ---------
     Total                                                             3,498,708      9,641,474      5,754,032      7,613,524
                                                                       =========      =========      =========      =========
Peter R. Sawers
   For                                                                 3,388,939      9,519,530      5,671,586      7,526,530
   Abstain                                                               109,769        121,944         82,446         86,994
                                                                       ---------      ---------      ---------      ---------
     Total                                                             3,498,708      9,641,474      5,754,032      7,613,524
                                                                       =========      =========      =========      =========
Ratification of auditors
was reached as follows:
   For                                                                 3,427,102      9,438,109      5,692,874      7,502,827
   Against                                                                28,310         62,823         26,298         57,769
   Abstain                                                                43,296        140,542         34,860         52,928
                                                                      ----------     ----------     ----------      ---------
     Total                                                             3,498,708      9,641,474      5,754,032      7,613,524
                                                                       =========      =========      =========      =========

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND (NPG)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 3,000,000     Georgia Housing and Finance Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         6.500%, 12/01/17                                               12/04 at 102            AA+    $ 3,085,020
                    Georgia Municipal Electric Authority:
      1,750,000          6.400%, 1/01/09                                                No Opt. Call             A+      1,932,543
      1,900,000          5.500%, 1/01/18                                                 1/03 at 100            AAA      1,898,689
      1,500,000     Albany-Dougherty County Hospital Authority
                         (Phoebe Putney Memorial Hospital),
                         5.000%, 9/01/20                                                 9/03 at 102            Aaa      1,401,990
      3,115,000     Albany Sewerage System, 6.625%, 7/01/17                              7/02 at 102            Aaa      3,428,899
                    Atlanta General Obligation:
      2,625,000          5.600%, 12/01/18                                               12/03 at 102             Aa      2,640,173
        500,000          6.100%, 12/01/19                                               12/04 at 102             AA        519,705
      1,000,000     Atlanta Airport System, 6.500%, 1/01/09                             No Opt. Call            Aaa      1,129,870
      1,500,000     Atlanta Airport Facilities (Atlanta International
                         Airport), Alternative Minimum Tax,
                         6.250%, 1/01/21                                                 1/01 at 102            Aaa      1,564,755
                    Atlanta Urban Residential Finance Authority
                         (Morehouse College):
      1,210,000          5.750%, 12/01/20                                               12/05 at 102            Aaa      1,235,785
      1,375,000          5.750%, 12/01/25                                               12/05 at 102            Aaa      1,395,845
      3,450,000     Atlanta Water and Sewer System, 5.000%, 1/01/15                      1/04 at 102             Aa      3,292,646
      3,000,000     Burke County Development Authority, Pollution
                         Control (Oglethorpe Power Corporation),
                         7.700%, 1/01/06                                                 1/03 at 103            Aaa      3,600,660
      1,150,000     Clayton County and Clayton County Water
                         Authority, Water and Sewerage System,
                         5.250%, 5/01/12                                                 5/03 at 102            Aaa      1,140,582
      2,000,000     Clayton County Housing Authority (Spring Lake
                         Apartments), 8.125%, 12/01/05 (Mandatory
                         put 12/01/97)                                                  No Opt. Call           Baa1      2,083,320
      1,250,000     Cobb-Marietta Coliseum and Exhibition Authority,
                         5.500%, 10/01/12                                               No Opt. Call            Aaa      1,281,025
      1,000,000     Columbus Medical Center Hospital Authority,
                         7.750%, 7/01/10                                                No Opt. Call            AAA      1,203,140
      1,555,000     DeKalb County Development Authority (Emory
                         University), 6.000%, 10/01/14                                  10/04 at 102            Aa1      1,626,110
      3,400,000     DeKalb County Housing Authority (The Lakes at
                         Indian Creek Apartments), Alternative Minimum
                         Tax, 7.150%, 1/01/25                                            1/05 at 102            Aaa      3,613,860
      2,500,000     DeKalb County Hospital Authority (DeKalb Medical
                         Center), 5.000%, 9/01/14                                        9/03 at 102            Aaa      2,372,900
      2,280,000     Douglasville-Douglas County Water and Sewer
                         Authority, 5.625%, 6/01/15                                     No Opt. Call            Aaa      2,396,440
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 3,400,000     Downtown Savannah Authority (Chatham County
                         Projects), 5.000%, 1/01/11                                      1/03 at 102             Aa    $ 3,303,406
      4,000,000     Floyd County Water System, 5.100%, 11/01/13                         11/03 at 102            Aaa      3,905,720
      2,000,000     Fulton County Hospital Authority (Georgia Baptist
                         Health Care System), 6.375%, 9/01/22                            9/02 at 102           Baa1      2,008,400
      3,000,000     Fulton County Housing Authority, Alternative
                         Minimum Tax, 6.550%, 3/01/18                                    3/05 at 102            AAA      3,088,680
        500,000     Fulton County School District General Obligation,
                         6.375%, 5/01/17                                                No Opt. Call             Aa        570,755
      2,000,000     Fulton-DeKalb Hospital Authority (Grady
                         Memorial), 5.500%, 1/01/20                                      7/03 at 102            Aaa      1,988,000
      1,965,000     Gainsville and Hall County Hospital Authority,
                         6.000%, 10/01/25                                               10/05 at 102            Aaa      2,038,215
                    Metropolitan Atlanta Rapid Transit Authority:
      1,750,000          8.000%, 7/01/12 (Pre-refunded to 7/01/98)                       7/98 at 102            AAA      1,950,935
      2,150,000          5.125%, 7/01/12                                                 7/03 at 102            AAA      2,102,915
      1,000,000          6.250%, 7/01/20                                                No Opt. Call            AAA      1,122,970
      2,000,000     Monroe County Development Authority, Pollution
                         Control (Gulf Power Company), 6.300%, 9/01/24                   9/99 at 102             A1      2,046,140
      3,435,000     Monroe County Development Authority, Pollution
                         Control (Georgia Power Company), 5.750%, 9/01/23                9/98 at 102             A1      3,401,748
      1,000,000     Paulding County School District, General Obligation,
                         5.500%, 2/01/15                                                 2/05 at 102            Aaa      1,003,640
      3,295,000     Private Colleges and University Facilities Authority
                         (Agnes Scott College), 5.625%, 6/01/23                          6/03 at 102             Aa      3,321,524
      1,000,000     Savannah Hospital Authority (Saint Joseph's
                         Hospital), 6.200%, 7/01/23                                      7/03 at 102              A      1,009,280
      2,000,000     Puerto Rico Highway and Transportation Authority,
                         5.250%, 7/01/20                                             7/03 at 101 1/2              A      1,895,560
    $75,555,000     Total Investments - (cost $74,589,667) - 98.0%                                                      77,601,845
    ===========
                    Other Assets Less Liabilities - 2.0%                                                                 1,544,999
                    Net Assets - 100%                                                                                  $79,146,844
                                                                                                                       ===========

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          22            $44,865,515            57%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3           8             18,359,339            24
PORTFOLIO OF                                    A+                            A1           3              7,380,431            10
INVESTMENTS:                                 A, A-                     A, A2, A3           2              2,904,840             4
                                   BBB+, BBB, BBB-         Baal, Baa, Baa2, Baa3           2              4,091,720             5
  TOTAL                                                                                   37            $77,601,845           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN MARYLAND PREMIUM INCOME MUNICIPAL FUND (NMY)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Maryland Community Development Administration,
                         Multi-Family Housing:
   $  1,150,000          6.625%, 5/15/23                                                 5/03 at 102             Aa   $  1,206,339
      3,075,000          6.050%, 5/15/24                                                 5/03 at 102             Aa      3,101,322
      5,040,000          5.600%, 5/15/26                                                 5/03 at 102             Aa      4,988,945
      1,000,000          6.850%, 5/15/33                                                 5/02 at 102             Aa      1,039,580
                    Maryland Community Development Administration,
                         Single Family Mortgage:
      1,750,000          4.950%, 4/01/06                                                 4/04 at 102             Aa      1,745,678
      1,900,000          5.900%, 4/01/11                                                 4/04 at 102             Aa      1,957,646
      1,500,000          7.250%, 4/01/16                                                 4/96 at 103             Aa      1,560,915
                    Maryland Community Development Administration,
                         Single Family Mortgage, Alternative Minimum Tax:
        970,000          6.800%,4/01/22                                                  4/03 at 102             Aa      1,006,501
      1,000,000          7.375%, 4/01/26                                                 4/99 at 102             Aa      1,048,340
      2,650,000          6.750%, 4/01/26                                                 4/04 at 102             Aa      2,761,777
                    Maryland Community Development Administration:
      1,000,000          8.750%, 5/15/05                                                 5/96 at 101             Aa      1,024,520
      1,000,000          6.450%, 4/01/14                                                 4/04 at 102             Aa      1,042,790
                    Maryland Department of Transportation:
      4,000,000          4.600%, 12/15/02                                               No Opt. Call             Aa      4,039,480
      4,800,000          4.625%, 9/15/07                                                 9/02 at 102             Aa      4,651,152
      2,000,000     Maryland General Obligation, 4.600%, 7/15/07                     7/03 at 101 1/2            Aaa      1,953,960
      1,875,000     Maryland Health and Higher Educational Facilities
                         Authority (Good Samaritan Hospital),
                         5.750%, 7/01/19                                                 7/03 at 102              A      1,866,506
      2,350,000     Maryland Health and Higher Educational Facilities
                         Authority (Sinai Hospital of Baltimore),
                         5.500%, 7/01/13                                                 7/03 at 102            Aaa      2,376,931
      1,855,000     Maryland Health and Higher Educational Facilities
                         Authority (Francis Scott Key Medical Center),
                         5.000%, 7/01/13                                                 7/03 at 102            Aaa      1,782,525
      3,125,000     Maryland Health and Higher Educational Facilities
                         Authority (Howard County General Hospital),
                         5.500%, 7/01/25                                                 7/03 at 102           Baa1      2,849,563
      4,415,000     Maryland Stadium Authority Sports Facility,
                         Alternative Minimum Tax, 7.500%, 12/15/10                      12/99 at 102             Aa      4,909,789
                    Maryland Transportation Authority (Baltimore/
                         Washington International Airport), Alternative
                         Minimum Tax:
      5,500,000          6.250%, 7/01/14                                                 7/04 at 102            Aaa      5,893,525
      2,930,000          6.400%, 7/01/19                                                 7/04 at 102            Aaa      3,093,553
                    Maryland Transportation Authority:
      3,000,000          6.500%, 7/01/06                                                 7/01 at 102             A1      3,307,950
      3,985,000          5.750%, 7/01/15                                                 7/02 at 100             A1      4,018,394
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Anne Arundel County General Obligation:
   $  2,730,000          5.250%, 4/15/12                                                 4/03 at 102            AA+   $  2,744,879
      3,175,000          5.300%, 4/15/15                                                 4/03 at 102            AA+      3,192,272
      1,330,000          5.300%, 4/15/17                                                 4/03 at 102            AA+      1,332,354
      4,000,000     Anne Arundel County Multi-Family Housing
                         (Woodside Project), Alternative Minimum Tax,
                         7.450%, 12/01/24 (Mandatory put 12/01/03)                      No Opt. Call           BBB+      4,249,560
      6,000,000     Anne Arundel County Pollution Control (Baltimore
                         Gas and Electric Company), 6.000%, 4/01/24                      4/04 at 102             A2      6,176,400
      3,600,000     Baltimore County General Obligation,
                         7.750%, 7/01/16 (Pre-refunded to 1/01/96)                       1/96 at 102            Aaa      3,684,672
      2,000,000     Baltimore County Metropolitan District General
                         Obligation, 4.900%, 8/01/11                                     8/03 at 102            Aaa      1,940,880
      2,435,000     Baltimore County Revenue Authority, 5.375%, 7/01/18                  7/03 at 102              A      2,391,146
                    Baltimore General Obligation:
      1,200,000          7.375%, 10/15/03                                               No Opt. Call            Aaa      1,423,668
      1,130,000          6.000%, 10/15/03                                               No Opt. Call            Aaa      1,244,819
      5,000,000          7.250%, 10/15/04                                               No Opt. Call            Aaa      5,944,200
      1,305,000          6.000%, 10/15/05                                               No Opt. Call            Aaa      1,442,612
      1,415,000          6.000%, 10/15/06                                               No Opt. Call            Aaa      1,563,151
      1,000,000          6.375%, 10/15/07                                               No Opt. Call            Aaa      1,135,000
      1,000,000          7.150%, 10/15/08                                               No Opt. Call             A1      1,183,560
      3,000,000     Baltimore Water System, 5.000%, 7/01/24                             No Opt. Call            Aaa      2,874,510
      2,350,000     Baltimore Parking System, 5.100%, 7/01/13                            7/03 at 102            Aaa      2,284,764
      3,000,000     Baltimore Wastewater Project, 6.500%, 7/01/20
                         (Pre-refunded to 7/01/00)                                       7/00 at 100            Aaa      3,282,360
      1,410,000     Calvert County Sanitary District General Obligation,
                         5.000%, 7/15/19                                                 7/03 at 102             Aa      1,337,836
      4,500,000     Calvert County Pollution Control (Baltimore Gas
                         and Electric Company), 5.550%, 7/15/14                          7/04 at 102             A2      4,522,995
      1,795,000     Charles County (Holly Station), FHA, 6.450%, 5/01/26                 5/05 at 102            AAA      1,838,601
      2,550,000     Gaithersburg Hospital Facilities, 6.500%, 9/01/12                   No Opt. Call            Aaa      2,876,069
      2,000,000     Howard County General Obligation, 5.250%, 8/15/11                    8/03 at 102            Aa1      2,006,620
                    Maryland National Capital Park and Planning
                         Commission General Obligation:
        880,000          5.300%, 7/01/09                                                 7/03 at 102             Aa        892,839
        800,000          5.300%, 7/01/10                                                 7/03 at 102             Aa        808,648
      2,000,000     Montgomery County Housing Opportunity
                         Commission, Multi-Family Housing,
                         5.900%, 7/01/15                                                 7/05 at 102             Aa      2,018,440
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Montgomery County Housing Opportunity
                         Commission, Single Family Mortgage:
   $    815,000          7.000%, 7/01/14                                                No Opt. Call             Aa   $    817,616
      2,000,000          6.600%, 7/01/14                                                 7/04 at 102             Aa      2,102,500
      9,600,000     Montgomery County Solid Waste Resource
                         Recovery Project, 5.875%, 6/01/13                               6/03 at 102            Aaa      9,917,472
      9,445,000     Morgan State University, 6.100%, 7/01/20                            No Opt. Call            Aaa     10,400,078
                    Northeast Maryland Waste Disposal Authority,
                         Resource Recovery:
      1,625,000          6.900%, 1/01/00                                                No Opt. Call            Aaa      1,778,384
      3,000,000          7.150%, 1/01/04                                                No Opt. Call            Aaa      3,464,880
      4,675,000          7.200%, 1/01/05                                                No Opt. Call            Aaa      5,443,944
      1,000,000     Prince George's County General Obligation,
                         5.750%, 3/15/09                                                 3/03 at 102            Aaa      1,045,660
                    Prince George's County Housing Authority
                         (Cherry Hill Apartments):
      1,090,000          5.900%, 9/20/10                                                 9/03 at 102            AAA      1,126,777
      1,930,000          6.000%, 9/20/15                                                 9/03 at 102            Aaa      1,974,294
      1,000,000     Prince George's County Housing Authority
                         (GNMA), 6.350%, 7/20/20                                         1/03 at 102            AAA      1,034,920
      1,165,000     Prince George's County Housing Authority
                         (GNMA and FNMA), Single Family Mortgage,
                         Alternative Minimum Tax, 6.350%, 6/01/11                        6/04 at 102            AAA      1,212,078
      1,500,000     Prince George's County Housing Authority
                         (Riverview Terrace), 6.700%, 6/20/20                           12/04 at 102            AAA      1,590,120
      5,000,000     Prince George's County, Pollution Control
                         (Potomac Electric Project), 6.375%, 1/15/23                     1/03 at 102             A+      5,321,300
                    Prince George's County (Dimensions Health
                         Corporation):
      3,000,000          5.375%, 7/01/14                                                 7/04 at 102              A      2,851,050
      6,000,000          5.300%, 7/01/24                                                 7/04 at 102              A      5,493,720
      5,750,000     Prince George's County, Solid Waste Management
                         System, 5.250%, 6/15/13                                         6/03 at 102            Aaa      5,636,898
      1,510,000     Rockville General Obligation, 4.600%, 4/15/03                       No Opt. Call            Aa1      1,518,849
      1,030,000     Rockville FHA-Insured Mortgage (Summit
                         Apartments), 5.250%, 7/01/09                                    1/04 at 102            Aaa      1,031,545
      1,000,000     Salisbury College Lane Apartments (FHA-Insured),
                         6.600%, 12/01/26                                               12/04 at 102            AAA      1,047,820
                    University of Maryland:
      3,000,000          5.000%, 10/01/10                                               10/03 at 101            AA+      2,951,970
      4,500,000          5.000%, 10/01/11                                               10/03 at 101            AA+      4,401,000
      1,780,000     Washington County Sanitary District, 5.375%, 1/01/15                 1/03 at 102            Aaa      1,790,075
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Washington D.C. Metro Area Transit Authority,
                         Refunding Bonds:
  $   1,000,000          4.800%, 1/01/04                                                No Opt. Call            Aaa   $  1,008,300
      2,000,000          6.000%, 7/01/07                                                No Opt. Call            Aaa      2,188,000
      1,500,000          5.250%, 7/01/14                                                 1/04 at 102            Aaa      1,485,015
                    Washington Suburban Sanitary District:
      1,100,000          8.000%, 1/01/02                                                No Opt. Call            Aa1      1,307,757
      1,000,000          7.100%, 12/01/02 (Pre-refunded to 12/01/98)                    12/98 at 102            Aaa      1,104,050
      1,250,000          6.100%, 1/01/04                                                 1/02 at 102            Aa1      1,367,100
      1,115,000          6.200%, 6/01/09                                                 6/02 at 102            Aa1      1,219,987
      1,500,000          5.375%, 6/01/12                                                 6/03 at 102            Aa1      1,513,320
      1,000,000     Washington Suburban Sanitary District, Water
                         Supply System, 5.250%, 12/01/11                                12/03 at 102            Aa1      1,003,470
      1,000,000     Puerto Rico Aqueduct and Sewer Authority,
                         7.875%, 7/01/17                                                 7/98 at 102              A      1,111,650
      2,200,000     Puerto Rico Public Buildings Authority,
                         5.750%, 7/01/15                                             7/03 at 101 1/2              A      2,196,017
      1,000,000     Puerto Rico Electric Power Authority,
                         5.500%, 7/01/20                                                 7/04 at 100             A-        975,600
      1,010,000     Puerto Rico Telephone Authority, 5.500%, 1/01/22                 1/03 at 101 1/2             A+      1,005,090
   $211,565,000     Total Investments - (cost $212,703,212) - 98.2%                                                    219,059,731
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.3%
   $    600,000     Maryland Energy Financing Administration (Baltimore
   ============
                         Ferst Project), Alternative Minimum Tax, Variable
                         Rate Demand Bonds, 4.500%, 7/01/11t                                                 VMIG-1        600,000
                    Other Assets Less Liabilities - 1.5%                                                                 3,357,434
                    Net Assets - 100%                                                                                 $223,017,165
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          37           $100,917,000            46%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          33             68,622,230            31
PORTFOLIO OF                                    A+                            A1           5             14,836,294             7
INVESTMENTS                                  A, A-                     A, A2, A3           9             27,585,084            13
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           2              7,099,123             3
TEMPORARY
INVESTMENTS):
TOTAL                                                                                     86           $219,059,731           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND (NNC)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    North Carolina Eastern Municipal Power Agency:
   $  5,000,000          5.600%, 1/01/16                                                 1/03 at 102              A   $  4,709,700
      1,500,000          5.750%, 12/01/16                                            9/03 at 102 1/2              A      1,437,435
      2,235,000     North Carolina Educational Facilities Finance
                         Agency (Duke University), 6.750%, 10/01/21                     10/01 at 102            Aa1      2,490,192
                    North Carolina Education Assistance Authority,
                         Alternative Minimum Tax:
      1,000,000          6.050%, 7/01/10                                                 7/05 at 102              A      1,040,090
      2,400,000          6.300%, 7/01/15                                                 7/05 at 102              A      2,494,920
                    North Carolina Housing Finance Agency, Alternative
                         Minimum Tax:
      3,180,000          6.800%, 9/01/25                                                 9/02 at 102             Aa      3,309,172
      6,000,000          6.700%, 9/01/26                                                 3/04 at 102             Aa      6,228,960
      1,070,000          7.850%, 9/01/28                                                 3/00 at 102             Aa      1,139,882
                    North Carolina Housing Finance Agency:
        650,000          5.800%, 7/01/14                                                 1/03 at 102             Aa        649,227
      1,000,000          5.900%, 7/01/26                                                 1/03 at 102             Aa        984,630
      3,000,000     North Carolina Medical Care Commission (Carolina
                         Medicorp), 5.500%, 5/01/15                                      5/02 at 102             Aa      2,985,690
      2,000,000     North Carolina Medical Care Commission (Mercy
                         Hospital Project), 6.500%, 8/01/15                              8/02 at 102             A-      2,081,700
      1,000,000     North Carolina Medical Care Commission
                         (Presbyterian Health Services), 5.500%, 10/01/20               10/03 at 102             Aa        987,910
      1,850,000     North Carolina Medical Care Commission (Memorial
                         Mission Hospital), 5.500%, 10/01/18                            10/03 at 102            Aaa      1,839,141
                    North Carolina Medical Power Agency, No. 1 Catawba:
      2,775,000          10.500%, 1/01/10                                               No Opt. Call            Aaa      3,933,923
      5,955,000          7.625%, 1/01/14 (Pre-refunded to 1/01/98)                       1/98 at 102            Aaa      6,504,885
      1,000,000          5.750%, 1/01/15                                                 1/03 at 100              A        978,980
      3,000,000          7.000%, 1/01/16                                                 1/98 at 102              A      3,129,750
      3,500,000          7.500%, 1/01/17                                                 1/98 at 102              A      3,765,720
      2,600,000     University of North Carolina, Chapel Hill Utility
                         System, 5.000%, 8/01/09                                         8/02 at 102             Aa      2,573,194
      5,250,000     Buncombe County Metropolitan Sewer District,
                         5.500%, 7/01/22                                                 7/03 at 102            Aaa      5,271,053
      2,015,000     Cabarrus County General Obligation,
                         4.800%, 3/01/09                                                 3/03 at 102            Aaa      1,947,901
                    Charlotte-Mecklenburg Hospital Authority:
      3,500,000          5.750%, 1/01/12                                                 1/02 at 102             Aa      3,535,840
      2,490,000          6.250%, 1/01/20                                                 1/02 at 102             Aa      2,597,244
      3,000,000     Charlotte Convention Facility, Certificates of
                         Participation, 5.250%, 12/01/20                                12/03 at 102            Aaa      2,936,640
      1,000,000     Charlotte FHA-Insured Mortgage (Tryon Hills
                         Apartments), 5.875%, 1/01/25                                    1/03 at 105            Aaa      1,003,800
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  3,000,000     Craven Regional Medical Authority,
                         5.625%, 10/01/17                                               10/03 at 102            Aaa   $  3,008,730
      1,250,000     Cumberland County (Cumberland County Hospital
                         System), 5.500%, 10/01/14                                      10/03 at 100            Aaa      1,251,863
      4,225,000     Duplin County Certificates of Participation,
                         5.250%, 8/01/14                                                 8/03 at 102            Aaa      4,177,638
      2,885,000     Durham General Obligation, 4.800%, 2/01/10                           2/04 at 102            AAA      2,798,508
      3,970,000     Durham Certificates of Participation, Water Utility
                         Improvements, 6.375%, 7/15/12                                   7/02 at 102             AA      4,165,443
      7,000,000     Fayetteville Public Works Commission,
                         4.750%, 3/01/14                                                 3/03 at 100            Aaa      6,510,000
      1,100,000     Greenville General Obligation, 5.000%, 3/01/11                       3/03 at 102             Aa      1,082,059
      1,300,000     Mecklenberg County Industrial Facilities and
                         Pollution Control Financing Authority (Fluor
                         Corporation), 5.250%, 12/01/09                                 12/01 at 102              A      1,291,095
      1,195,000     Morganton General Obligation, 5.700%, 6/01/11                        6/05 at 102            Aaa      1,253,567
      2,975,000     New Hanover County (New Hanover Regional
                         Medical Center), 4.750%, 10/01/23                              10/03 at 102            Aaa      2,656,764
      3,000,000     Orange County General Obligation, 5.500%, 2/01/11                    2/05 at 102            Aaa      3,113,790
      4,485,000     Orange Water and Sewer Authority, 5.200%, 7/01/16                     7/03 at102             Aa      4,431,763
      2,010,000     Rutherford County General Obligation,
                         5.100%, 6/01/11                                                 6/03 at 102            Aaa      2,004,673
      3,235,000     Wake County (Wake Medical Center),
                         5.125%, 10/01/26                                               10/03 at 102            Aaa      3,076,290
      5,750,000     Wake County Industrial Facilities and Pollution
                         Control Finance Authority (Carolina Power and
                         Light Company), 6.900%, 4/01/09                                 4/00 at 102             A2      6,254,102
                    Puerto Rico Highway and Transportation Authority:
      6,550,000          5.500%, 7/01/19                                             7/03 at 101 1/2              A      6,376,752
      5,000,000          5.250%, 7/01/20                                             7/03 at 101 1/2            Aaa      4,881,700
   $126,900,000     Total Investments - (cost $126,996,720) - 98.2%                                                    128,892,316
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.2%
   $    300,000     Craven County Industrial Facilities Pollution Control
   ============
                         Finance Authority (Craven Wood Energy Facility),
                         Alternative Minimum Tax, Variable Rate Demand
                         Bonds, 3.850%, 5/01/11t                                                               Aa-1        300,000
                    Other Assets Less Liabilities - 1.6%                                                                 2,119,440
                    Net Assets - 100%                                                                                 $131,311,756
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          18           $ 58,170,866            45%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          14             37,161,206            29
PORTFOLIO OF                                 A, A-                     A, A2, A3          11             33,560,244            26
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
TOTAL                                                                                     43           $128,892,316           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN VIRGINIA PREMIUM INCOME MUNICIPAL FUND (NPV)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  5,500,000     Virginia College Building Authority (University of
                         Richmond Project), 5.550%, 11/01/19 (Mandatory
                         put 11/01/04)                                                  11/04 at 100             Aa   $  5,693,270
      2,750,000     Virginia College Building Authority (The
                         Washington and Lee University), 5.800%, 1/01/24                 1/04 at 102             Aa      2,807,723
      2,640,000     Virginia Education Loan Authority, Student Loan,
                         Alternative Minimum Tax, 5.050%, 9/01/03                       No Opt. Call            Aaa      2,687,256
                    Virginia Housing Development Authority, Alternative
                         Minimum Tax:
      1,000,000          6.750%, 7/01/21                                                 1/02 at 102             Aa      1,031,930
      4,000,000          6.200%, 7/01/21                                                 1/02 at 102             Aa      3,979,400
      5,000,000          6.550%, 1/01/27                                                 1/02 at 102             Aa      5,096,900
      3,240,000          6.300%, 1/01/27                                                 1/02 at 102             Aa      3,254,029
      2,945,000          6.250%, 1/01/27                                                 1/02 at 102             Aa      2,974,538
      7,035,000     Virginia Transportation Board (Northern Virginia
                         Transportation District), 6.250%, 5/15/17                       5/04 at 101             Aa      7,439,653
      3,500,000     Virginia Transportation Board (Route 58 Project),
                         6.000%, 5/15/19                                                 5/98 at 102             Aa      3,577,735
      1,500,000     Albemarle County Service Authority, Water and
                         Sewer System, 5.750%, 8/01/11                                   8/02 at 102             Aa      1,546,830
      1,000,000     Alexandria Industrial Development Authority
                         (Community Hospital), 5.500%, 7/01/14                           7/03 at 102            Aaa      1,001,790
      1,100,000     Arlington County Industrial Development Authority,
                         Multi-Family Housing, 5.700%, 7/01/07                           7/05 at 102              A      1,122,385
      1,660,000     Bedford Electric System, 5.250%, 6/01/25                             6/04 at 102            Aaa      1,619,878
      5,250,000     Chesapeake Bay Bridge and Tunnel Commission,
                         6.375%, 7/01/22                                                 7/01 at 102            Aaa      5,556,495
      2,000,000     Cumberland County Certificates of Participation,
                         5.480%, 7/15/97                                                No Opt. Call            N/R      2,000,000
      2,500,000     Fairfax County Economic Development Authority
                         (Ogden Martin Systems Project), Alternative
                         Minimum Tax, 7.750%, 2/01/11                                    2/99 at 103             A1      2,751,425
      7,350,000     Fairfax County Industrial Development Authority
                         (Inova Health System), 5.000%, 8/15/23                         No Opt. Call             Aa      6,746,859
        500,000     Fairfax County Redevelopment and Housing
                         Authority (Burke Center), 5.750%, 8/01/25                       8/03 at 102            Aaa        501,055
      2,050,000     Fairfax County Water Authority, 5.750%, 4/01/29                      4/02 at 100             Aa      2,053,588
      5,060,000     Halifax County Industrial Development Authority
                         (Old Dominion Electric Cooperative), Alternative
                         Minimum Tax, 6.350%, 12/01/07                                  12/02 at 102             A+      5,369,571
      1,500,000     Hampton Roads Sanitation District, Wastewater
                         System, 5.000%, 10/01/23                                       10/03 at 102             Aa      1,390,620
      4,445,000     Hampton Redevelopment and Housing Authority
                         (Chase Hampton II Apartments), 7.000%, 7/01/24
                         (Mandatory put 7/01/04)                                         7/02 at 104            N/R      4,807,668
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  4,650,000     Hanover County Hospital, 5.500%, 8/15/25                             8/05 at 102            Aaa   $  4,619,264
      3,250,000     Harrisburg Industrial Development Authority
                         (Rockingham Memorial Hospital),
                         5.250%, 12/01/22                                               12/02 at 102            Aaa      3,143,043
      2,000,000     Henrico County General Obligation, 5.350%, 1/15/11                   1/03 at 102            Aaa      2,032,340
      1,000,000     Henrico County Water and Sewer System,
                         6.250%, 5/01/13                                                 5/02 at 100             A1      1,042,520
      1,500,000     Henry County Public Service Authority, Water and
                         Sewer, 6.250%, 11/15/19                                        11/01 at 101            Aaa      1,571,775
      3,000,000     King George County Industrial Development
                         Authority (King George County Elementary
                         School), 4.875%, 8/01/98                                        8/96 at 100            N/R      3,000,360
      1,800,000     Loudoun County General Obligation,
                         5.500%, 10/01/13                                               10/03 at 102             Aa      1,815,498
      3,000,000     Louisa Industrial Development Authority, Pollution
                         Control (Virginia Electric and Power Company),
                         5.450%, 1/01/24                                                 1/04 at 102             A2      2,932,380
                    Lynchburg Industrial Development Authority
                         (Randolph-Macon Women's College):
      2,940,000          5.875%, 9/01/13                                                 9/03 at 102              A      2,981,072
      3,000,000          5.875%, 9/01/23                                                 9/03 at 102              A      3,008,520
      2,500,000     Norfolk Industrial Development Authority (Sentara
                         Hospitals-Norfolk), 6.500%, 11/01/13                           11/04 at 102             Aa      2,706,250
      1,500,000     Peninsula Ports Authority of Virginia (Riverside
                         Health System), 6.625%, 7/01/10                                 7/02 at 102             Aa      1,622,175
                    Portsmouth General Obligation:
      2,000,000          5.500%, 8/01/13                                                 8/03 at 102            AA-      2,027,540
      2,500,000          5.500%, 8/01/19                                                 8/03 at 102            AA-      2,515,625
      3,000,000     Prince William County Park Authority,
                         6.875%, 10/15/16                                               10/04 at 102             A-      3,280,140
      2,740,000     Prince William County Service Authority, Water and
                         Sewer System, 5.000%, 7/01/21                                   7/03 at 102            Aaa      2,583,409
                    Richmond General Obligation:
      4,265,000          6.250%, 1/15/18                                                 1/01 at 102             Aa      4,460,081
      3,200,000          5.500%, 7/15/23                                                 7/03 at 102             AA      3,170,592
      2,125,000     Richmond Metropolitan Authority Expressway,
                         5.750%, 7/15/22                                                 7/02 at 100            Aaa      2,139,365
      1,415,000     Rivanna Water and Sewer Authority,
                         4.750%, 10/01/07                                           10/03 at 101 1/2             Aa      1,380,502
      3,800,000     Roanoke County General Obligation,
                         5.000%, 6/01/21                                                 6/03 at 100             Aa      3,583,324
      1,825,000     Roanoke County Water System, 5.125%, 7/01/13                         7/03 at 102            Aaa      1,783,573
      3,000,000     Roanoke Industrial Development Authority (Roanoke
                         Memorial), 5.000%, 7/01/24                                      7/03 at 102            Aaa      2,791,080
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,250,000     Rockingham County Industrial Development
                         Authority (Bridegewater College), 6.000%, 10/01/23             10/03 at 102           Baa1   $  1,256,788
      6,150,000     Southeastern Public Service Authority, Regional
                         Solid Waste System, Alternative Minimum Tax,
                         6.000%, 7/01/17                                                 7/03 at 102             A-      6,160,701
      2,355,000     Suffolk Redevelopment and Housing Authority
                         (Wilson Pines Apartments), 6.125%, 1/01/23                      1/01 at 100            Aaa      2,385,331
      4,345,000     Upper Occoquan Sewer Authority, 5.000%, 7/01/21                      1/04 at 102            Aaa      4,090,947
                    Virginia Beach Development Authority (Sentara
                         Bayside Hospital):
      3,000,000          6.600%, 11/01/09                                               11/01 at 102             Aa      3,250,170
      5,000,000          6.300%, 11/01/21                                               11/01 at 102             Aa      5,216,250
        835,000     Virginia Beach Development Authority, GNMA
                         (Pembroke Lake Apartments), 6.200%, 6/20/28                     6/03 at 102            AAA        849,846
      2,000,000     Virginia Beach Water and Sewer System,
                         5.125%, 2/01/19                                                 2/04 at 102            Aaa      1,921,240
      4,250,000     Washington D.C. Airports Authority,
                         5.250%, 10/01/22                                               10/03 at 102            Aaa      4,139,330
      3,150,000     Washington D.C. Airports Authority, Alternative
                         Minimum Tax, 6.625%, 10/01/19                                  10/02 at 102            Aaa      3,391,889
      2,000,000     Winchester General Obligation, 5.500%, 1/15/14                       1/04 at 102             Aa      2,026,980
                    Puerto Rico Highway Transportation Authority:
      1,700,000          5.500%, 7/01/19                                             7/03 at 101 1/2              A      1,655,035
      3,000,000          5.250%, 7/01/20                                             7/03 at 101 1/2            Aaa      2,929,020
      1,165,000          5.250%, 7/01/20                                             7/03 at 101 1/2              A      1,104,163
      3,500,000          6.500%, 7/01/22 (Pre-refunded to 7/01/02)                   7/02 at 101 1/2            AAA      3,977,085
   $177,235,000     Total Investments - (cost $174,269,366) - 98.1%                                                    179,555,801
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.5%
   $  1,000,000     Peninsula Ports Authority of Virginia (Dominion
   ============
                         Terminals Associates), Variable Rate Demand Bonds,
                         3.800%, 7/01/16t                                                                       P-1      1,000,000
                    Other Assets Less Liabilities - 1.4%                                                                 2,488,453
                    Net Assets - 100%                                                                                 $183,044,254
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          21           $ 55,715,011            31%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          25             81,368,062            46
PORTFOLIO OF                                    A+                            A1           3              9,163,516             5
INVESTMENTS                                  A, A-                     A, A2, A3           8             22,244,396            12
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           1              1,256,788             1
TEMPORARY                                Non-rated                     Non-rated           3              9,808,028             5
INVESTMENTS):
TOTAL                                                                                     61           $179,555,801           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                                          NPG            NMY            NNC            NPV
ASSETS
Investments in municipal securities, at market
   value (note 1)                                                     $77,601,845   $219,059,731   $128,892,316   $179,555,801
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                                 --             600,000        300,000      1,000,000
Cash                                                                      189,822          8,555        141,945         31,875
Receivables:
   Interest                                                             1,686,898      4,208,262      2,507,090      3,213,363
   Investments sold                                                       --              20,268        --             --
Other assets                                                               11,878         18,076          2,223         36,470
                                                                      -----------   ------------   ------------   ------------
     Total assets                                                      79,490,443    223,914,892    131,843,574    183,837,509
                                                                      -----------   ------------   ------------   ------------
LIABILITIES
Accrued expenses:
   Management fees (note 6)                                                41,658        116,524         69,081         95,744
   Other                                                                   60,203        116,761         70,568        115,024
Preferred share dividends payable                                          15,457         28,818         34,557         34,189
Common share dividends payable                                            226,281        635,624        357,612        548,298
                                                                      -----------   ------------   ------------   ------------
     Total liabilities                                                    343,599        897,727        531,818        793,255
                                                                      -----------   ------------   ------------   ------------
Net assets (note 7)                                                   $79,146,844   $223,017,165   $131,311,756   $183,044,254
                                                                      ===========   ============   ============   ============
Preferred shares, at liquidation value                                $27,800,000   $ 79,100,000   $ 46,800,000   $ 63,800,000
                                                                      ===========   ============   ============   ============
Preferred shares outstanding                                                1,112          3,164          1,872          2,552
                                                                      ===========   ============   ============   ============
Common shares outstanding                                               3,709,530     10,335,353      6,219,344      8,435,353
                                                                      ===========   ============   ============   ============
Net asset value per Common share outstanding
   (net assets less Preferred shares at liquidation
   value, divided by Common shares outstanding)                       $     13.84   $      13.92   $      13.59   $      14.14
                                                                      ===========   ============   ============   ============
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended November 30, 1995
(Unaudited)
                                                                          NPG            NMY            NNC            NPV
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                   $2,210,669     $ 6,046,177    $3,587,570     $5,165,719
                                                                      ----------     -----------    ----------     ----------
Expenses:
   Management fees (note 6)                                              248,998         698,783       413,937        573,145
   Preferred shares--auction fees                                         34,845          99,021        58,660         79,968
   Preferred shares--dividend disbursing agent fees                        7,521          15,041         7,521         15,041
   Shareholders' servicing agent fees and expenses                         3,218          19,602         9,427          7,071
   Custodian's fees and expenses                                          17,280          31,254        22,633         21,263
   Trustees' fees and expenses (note 6)                                      895             443           108            364
   Professional fees                                                       7,879          33,203         4,955         22,067
   Shareholders' reports--printing and mailing expenses                   16,415          23,207        14,536          5,366
   Stock exchange listing fees                                             1,097          25,132         8,554          8,264
   Investor relations expense                                              3,877           6,434         6,162          9,876
   Other expenses                                                          7,636           8,825         9,129         15,751
                                                                      ----------     -----------    ----------     ----------
     Total expenses                                                      349,661         960,945       555,622        758,176
                                                                      ----------     -----------    ----------     ----------
       Net investment income                                           1,861,008       5,085,232     3,031,948      4,407,543
                                                                      ----------     -----------    ----------     ----------
REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions
   (note 3)                                                             (221,663)       (463,345)     (300,680)      (100,083)
Net change in unrealized appreciation or depreciation
   of investments                                                      1,915,243       6,356,949     2,742,347      4,534,429
                                                                      ----------     -----------    ----------     ----------
       Net gain from investments                                       1,693,580       5,893,604     2,441,667      4,434,346
                                                                      ----------     -----------    ----------     ----------
Net increase in net assets from operations                            $3,554,588     $10,978,836    $5,473,615     $8,841,889
                                                                      ==========     ===========    ==========     ==========
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                                NPG                           NMY
                                                                  6 months ended   Year ended   6 months ended   Year ended
                                                                     11/30/95        5/31/95       11/30/95        5/31/95
OPERATIONS
Net investment income                                               $ 1,861,008    $ 3,618,901   $  5,085,232   $  7,783,227
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 3)                         (221,663)    (2,231,213)      (463,345)    (2,689,366)
Net change in unrealized appreciation or depreciation
   of investments                                                     1,915,243      6,282,723      6,356,949     17,300,496
                                                                    -----------    -----------   ------------   ------------
     Net increase in net assets from operations                       3,554,588      7,670,411     10,978,836     22,394,357
                                                                    -----------    -----------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
   Common shareholders                                               (1,302,045)    (2,696,507)    (3,813,749)    (5,677,248)
   Preferred shareholders                                              (439,885)      (913,003)    (1,327,798)    (2,055,328)
                                                                    -----------    -----------   ------------   ------------
Decrease in net assets from distributions to shareholders            (1,741,930)    (3,609,510)    (5,141,547)    (7,732,576)
                                                                    -----------    -----------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition
   of NDM (note 1)                                                      --             --             --          84,880,037
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions
   from net investment income and from net
   realized gains from investment transactions                          --             230,989         17,748        114,722
                                                                    -----------    -----------   ------------   ------------
   Net increase in net assets derived from capital
     share transactions                                                 --             230,989         17,748     84,994,759
                                                                    -----------    -----------   ------------   ------------
     Net increase in net assets                                       1,812,658      4,291,890      5,855,037     99,656,540
Net assets at beginning of period                                    77,334,186     73,042,296    217,162,128    117,505,588
                                                                    -----------    -----------   ------------   ------------
Net assets at end of period                                         $79,146,844    $77,334,186   $223,017,165   $217,162,128
                                                                    ===========    ===========   ============   ============
Balance of undistributed net investment income
   at end of period                                                 $   204,700    $    85,622   $    382,870   $    439,185
                                                                    ===========    ===========   ============   ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                               NNC                          NPV
                                                                 6 months ended   Year ended   6 months ended  Year ended
                                                                    11/30/95        5/31/95       11/30/95       5/31/95
OPERATIONS
Net investment income                                             $  3,031,948   $  5,995,934   $  4,407,543  $  7,190,608
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 3)                        (300,680)    (2,628,350)      (100,083)   (2,482,462)
Net change in unrealized appreciation or depreciation
   of investments                                                    2,742,347      7,880,370      4,534,429    13,682,593
                                                                  ------------   ------------   ------------  ------------
     Net increase in net assets from operations                      5,473,615     11,247,954      8,841,889    18,390,739
                                                                  ------------   ------------   ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
   Common shareholders                                              (2,145,676)    (4,501,634)    (3,288,381)   (5,490,944)
   Preferred shareholders                                             (830,865)    (1,487,023)    (1,106,288)   (1,828,391)
                                                                  ------------   ------------   ------------  ------------
Decrease in net assets from distributions to shareholders           (2,976,541)    (5,988,657)    (4,394,669)   (7,319,335)
                                                                  ------------   ------------   ------------  ------------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition
   of NVI (note 1)                                                     --             --             --         49,584,292
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions
   from net investment income and from net
   realized gains from investment transactions                         --             373,994        202,685       834,752
                                                                  ------------   ------------   ------------  ------------
   Net increase in net assets derived from capital
     share transactions                                                --             373,994        202,685    50,419,044
                                                                  ------------   ------------   ------------  ------------
     Net increase in net assets                                      2,497,074      5,633,291      4,649,905    61,490,448
Net assets at beginning of period                                  128,814,682    123,181,391    178,394,349   116,903,901
                                                                  ------------   ------------   ------------  ------------
Net assets at end of period                                       $131,311,756   $128,814,682   $183,044,254  $178,394,349
                                                                  ============   ============   ============  ============
Balance of undistributed net investment income
   at end of period                                               $    179,865   $    124,459   $    407,926  $    395,052
                                                                  ============   ============   ============  ============
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At November 30, 1995, the state Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund (NPG), Nuveen Maryland Premium Income Municipal Fund (NMY), Nuveen North Carolina Premium Income Municipal Fund (NNC) and Nuveen Virginia Premium Income Municipal Fund (NPV). NMY, NNC and NPV are traded on the New York Stock Exchange while NPG is traded on the American Stock Exchange.

The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

On December 8, 1994, NMY acquired all of the net assets of Nuveen Maryland Premium Income Municipal Fund 2 (NDM) pursuant to a plan of reorganization approved by the shareholders of the Funds on November 18, 1994. The acquisition was accomplished by a tax-free exchange of 4,525,908 shares of NMY for the 4,616,257 shares of NDM outstanding on December 8, 1994. NDM's net assets at that date of $84,880,037 included $10,766,392 of unrealized depreciation and $35,100,000 of preferred shares at liquidation value which was combined with that of NMY. The combined net assets of NMY immediately after the acquisition were $192,777,559.

On December 8, 1994, NPV acquired all of the net assets of Nuveen Virginia Premium Income Municipal Fund 2 (NVI) pursuant to a plan of reorganization approved by the shareholders of the Funds on November 3, 1994. The acquisition was accomplished by a tax-free exchange of 2,575,679 shares of NPV for the 2,730,426 shares of NVI outstanding on December 8, 1994. NVI's net assets at that date of $49,584,292 included $6,920,156 of unrealized depreciation and $20,800,000 of preferred shares at liquidation value which was combined with that of NPV. The combined net assets of NPV immediately after the acquisition were $157,658,536.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At November 30, 1995, there were no such purchase commitments in any of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of their net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized capital gains, if applicable.

Preferred Shares
The following Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, at
November 30, 1995, for each Fund is as follows:
                                                                          NPG            NMY            NNC            NPV
Number of Shares:
   Series T                                                               --             --             --              832
   Series W                                                               --            1,404           --             --
   Series Th                                                             1,112          1,760          1,872          1,720
                                                                         -----          -----          -----          -----
Total                                                                    1,112          3,164          1,872          2,552
                                                                         =====          =====          =====          =====
Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards No. 119 Disclosure about
Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the
Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended
November 30, 1995.

2. FUND SHARES
Transactions in Common and Preferred shares were as follows:
                                                                                  NPG                           NMY
                                                                    6 months ended   Year ended   6 months ended   Year ended
                                                                       11/30/95        5/31/95       11/30/95        5/31/95
Common shares:
Shares issued in acquisition of NDM (see note 1)                          --             --             --          4,525,908
Shares issued to shareholders due to reinvestment
   of distributions from net investment income and
   from net realized gains from investment transactions                   --           19,021           --              9,407
                                                                         ----          ------          ----         ---------
Net increase                                                              --           19,021           --          4,535,315
                                                                         ====          ======          ====         =========
Preferred shares acquired from NDM (see note 1)                           --             --             --              1,404
                                                                         ====          ======          ====         =========

                                                                                  NNC                           NPV
                                                                    6 months ended   Year ended   6 months ended   Year ended
                                                                       11/30/95        5/31/95       11/30/95        5/31/95
Common shares:
Shares issued in acquisition of NVI (see note 1)                          --             --             --          2,575,679
Shares issued to shareholders due to reinvestment
   of distributions from net investment income and
   from net realized gains from investment transactions                   --           30,917         14,544           65,082
                                                                         ----          ------         ------        ---------
Net increase                                                              --           30,917         14,544        2,640,761
                                                                         ====          ======         ======        =========
Preferred shares acquired from NVI (see note 1)                           --             --             --                832
                                                                         ====          ======         ======        =========

3. SECURITIES TRANSACTIONS
Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended
November 30, 1995, were as follows:
                                                                          NPG            NMY            NNC            NPV
PURCHASES
Investments in municipal securities                                   $5,218,947     $20,188,075    $18,580,597    $21,132,121
Temporary municipal investments                                        2,300,000       4,600,000      8,100,000      9,100,000
SALES AND MATURITIES
Investments in municipal securities                                    4,866,000      19,747,628     18,071,110     20,933,370
Temporary municipal investments                                        2,700,000       4,800,000      8,200,000      8,800,000
                                                                      ==========     ===========    ===========    ===========
At November 30, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At May 31, 1995, the Funds' last fiscal year end, the Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future security gains, if any. If not applied, the carryovers will expire as follows:
                                                                          NPG           NMY*            NNC           NPV**
Expiration year:
   2002                                                               $   --         $3,164,401     $   10,562     $1,946,517
   2003                                                                1,288,994      1,019,929      2,478,557      1,577,464
                                                                      ----------     ----------     ----------     ----------
Total                                                                 $1,288,994     $4,184,330     $2,489,119     $3,523,981
                                                                      ==========     ==========     ==========     ==========

* Effective with the acquisition of NDM by NMY (see note 1), NDM had net realized losses from investment transactions of $3,164,401 which were carried forward by NMY, as permitted under applicable tax regulations.
** Effective with the acquisition of NVI by NPV (see note 1), NVI had net realized losses from investment transactions of $1,890,231 which were carried forward by NPV, as permitted under applicable tax regulations.

4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On December 1, 1995, the Funds declared Common share dividend distributions from their ordinary income which were paid December 29, 1995, to shareholders of record on December 15, 1995, as follows:
                                                                          NPG            NMY            NNC            NPV
Dividend per share                                                      $.0610         $.0615         $.0575         $.0650
                                                                        ======         ======         ======         ======

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 1995, were as follows:
                                                                          NPG            NMY            NNC            NPV
Gross unrealized:
   Appreciation                                                       $3,151,477     $6,663,827     $2,443,240     $5,768,680
   Depreciation                                                         (139,299)      (307,308)      (547,644)      (482,245)
                                                                      ----------     ----------     ----------     ----------
Net unrealized appreciation                                           $3,012,178     $6,356,519     $1,895,596     $5,286,435
                                                                      ==========     ==========     ==========     ==========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp.
("the Adviser"), a wholly owned subsidiary of The John Nuveen Company, each fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:
Average daily net asset value                                       Management Fee
For the first $125,000,000                                             .65 of 1%
For the next $125,000,000                                            .6375 of 1
For the next $250,000,000                                             .625 of 1
For the next $500,000,000                                            .6125 of 1
For the next $1,000,000,000                                             .6 of 1
For net assets over $2,000,000,000                                   .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At November 30, 1995, net assets consisted of:
                                                                     NPG            NMY            NNC             NPV
Preferred shares, $25,000 stated value per share, at
   liquidation value                                             $27,800,000   $ 79,100,000   $ 46,800,000    $ 63,800,000
Common shares, $.01 par value per share                               37,095        103,354         62,193          84,354
Paid-in surplus                                                   51,235,490    145,128,551     86,058,628     118,574,523
Balance of undistributed net investment income                       204,700        382,870        179,865         407,926
Accumulated net realized gain (loss) from investment
   transactions                                                   (3,142,619)    (7,054,129)    (3,684,526)     (5,108,984)
Net unrealized appreciation or depreciation of
   investments                                                     3,012,178      6,356,519      1,895,596       5,286,435
                                                                 -----------   ------------   ------------    ------------
     Net assets                                                  $79,146,844   $223,017,165   $131,311,756    $183,044,254
                                                                 ===========   ============   ============    ============
Authorized shares:
   Common                                                          Unlimited      Unlimited      Unlimited       Unlimited
   Preferred                                                       Unlimited      Unlimited      Unlimited       Unlimited
                                                                 ===========   ============   ============    ============

8. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At November 30, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NPG            NMY            NNC            NPV
Revenue Bonds:
   Health Care Facilities                                                 14%             9%            19%            17%
   Housing Facilities                                                     15             19             10             14
   Water / Sewer Facilities                                               18              2              7             11
   Electric Utilities                                                      5              1             16              1
   Pollution Control Facilities                                           12              7              6              5
   Transportation                                                          4             12             --              9
   Educational Facilities                                                 10              8              7             10
   Lease Rental Facilities                                                --              3              9              3
   Other                                                                   8             16              9             16
General Obligation Bonds                                                  10             19              9             12
Escrowed Bonds                                                             4              4              8              2
                                                                         ----           ----           ----           ----
                                                                         100%           100%           100%           100%
                                                                         ====           ====           ====           ====
Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (49% for NPG, 45% for NMY, 41% for NNC and
28% for NPV). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)
Selected data for a common share outstanding throughout each period is as follows:
                                                                                  Dividends from net
                                                     Operating performance                        investment income
                                                       Net
                                                realized &
                      Net asset         Net     unrealized
                          value     invest-    gain (loss)              To              To
                      beginning        ment   from invest-          Common       Preferred
                      of period      income        mentstt    shareholders   shareholderst
NPG
6 mos. ended
   11/30/95             $13.350       $.502       $  .458          $(.351)         $(.119)
Year ended 5/31,
   1995                  12.260        .977         1.088           (.728)          (.247)
   1994                  13.960        .775        (1.568)          (.620)          (.135)
5/20/93 to
   5/31/93               14.050        .001            --              --              --
NMY
6 mos. ended
   11/30/95              13.360        .492          .565           (.369)          (.128)
Year ended 5/31,
   1995                  12.670        .992          .696           (.738)          (.260)
   1994                  14.130        .890        (1.298)          (.750)          (.160)
3/18/93 to
   5/31/93               14.050        .069          .073              --              --

                                              Distributions from
                                 capital gains
                                                                                       Per
                                                       Organiza-                    Common
                                                        tion and                     share
                                                  offering costs                    market
                             To             To     and Preferred   Net asset         value
                         Common      Preferred      underwriting   value end        end of
                   shareholders  shareholderst         discounts   of period        period
NPG
6 mos. ended
   11/30/95              $  --          $  --            $  --       $13.840       $12.000
Year ended 5/31,
   1995                     --             --               --        13.350        11.500
   1994                     --             --             (.152)      12.260        12.625
5/20/93 to
   5/31/93                  --             --             (.091)      13.960        15.000
NMY
6 mos. ended
   11/30/95                 --             --               --        13.920        12.875
Year ended 5/31,
   1995                     --             --               --        13.360        12.250
   1994                     --             --             (.142)      12.670        12.500
3/18/93 to
   5/31/93                  --             --             (.062)      14.130        15.250
                                                                              Ratios/Supplemental data
                           Total
                         invest-                                                  Ratio of
                            ment                                                       net
                          return        Total     Net assets       Ratio of     investment
                              on    return on         end of      expenses          income   Portfolio
                          market    net asset     period (in     to average    to average     turnover
                         value**      value**     thousands)    net assets@    net assets@        rate
NPG
6 mos. ended
   11/30/95                7.50%        6.46%       $ 79,147          .91%*         4.84%*          6%
Year ended 5/31,
   1995                   (3.00)       15.78          77,334          .95           5.01           35
   1994                  (12.09)       (8.05)         73,042          .97           3.97           31
5/20/93 to
   5/31/93                   --         (.64)         49,219         1.61*           .50*          --
NMY
6 mos. ended
   11/30/95                8.27         7.11         223,017          .88*          4.68*           9
Year ended 5/31,
   1995                    4.36        12.07         217,162          .97           4.92           25
   1994                  (13.62)       (5.39)        117,506          .92           4.30           19
3/18/93 to
   5/31/93                 1.67          .57          81,724          .86*          2.74*          --

See notes on page 42.

FINANCIAL HIGHLIGHTS
(Unaudited)
Selected data for a common share outstanding throughout each period is as follows:
                                                                                  Dividends from net
                                                      Operating performance                       investment income
                                                         Net
                                                  realized &
                       Net asset          Net     unrealized
                           value      invest-    gain (loss)             To             To
                       beginning         ment   from invest-         Common      Preferred
                       of period       income        mentstt   shareholders  shareholderst
NNC
6 mos. ended
   11/30/95              $13.190       $ .488       $  .391         $(.345)        $(.134)
Year ended 5/31,
   1995                   12.340         .966          .849          (.725)         (.240)
   1994                   14.000         .752        (1.535)         (.600)         (.135)
5/20/93 to
   5/31/93                14.050         .002          .015             --             --
NPV
6 mos. ended
   11/30/95               13.610         .522          .529          (.390)         (.131)
Year ended 5/31,
   1995                   12.790        1.037          .844          (.800)         (.261)
   1994                   14.180         .942        (1.255)         (.790)         (.148)
3/18/93 to
   5/31/93                14.050         .068          .125             --             --
                                               Distributions from
                                   capital gains
                                                                                       Per
                                                        Organiza-                   Common
                                                         tion and                    share
                                                   offering costs                   market
                              To              To    and Preferred    Net asset       value
                          Common       Preferred     underwriting    value end      end of
                    shareholders   shareholderst        discounts    of period      period
NNC
6 mos. ended
   11/30/95               $  --           $  --            $  --       $13.590     $12.000
Year ended 5/31,
   1995                      --              --               --        13.190      12.125
   1994                      --              --            (.142)       12.340      12.500
5/20/93 to
   5/31/93                   --              --            (.067)       14.000      15.125
NPV
6 mos. ended
   11/30/95                  --              --               --        14.140      13.250
Year ended 5/31,
   1995                      --              --               --        13.610      12.875
   1994                      --              --            (.139)       12.790      13.125
3/18/93 to
   5/31/93                   --              --            (.063)       14.180      15.125
                                                                             Ratios/Supplemental data
                           Total
                         invest-                                                 Ratio of
                            ment                                                      net
                          return        Total     Net assets       Ratio of    investment
                              on    return on         end of      expenses         income   Portfolio
                          market    net asset     period (in     to average   to average     turnover
                         value**      value**     thousands)    net assets@   net assets@        rate
NNC
6 mos. ended
   11/30/95                1.83%        5.80%       $131,312          .87%*        4.75%*         14%
Year ended 5/31,
   1995                    3.04        13.64         128,815          .89          4.96           32
   1994                  (13.81)       (7.79)        123,181          .93          3.85           19
5/20/93 to
   5/31/93                  .83         (.36)         82,449         1.28*         1.41*          --
NPV
6 mos. ended
   11/30/95                6.00         6.94         183,044          .85*         4.96*          12
Year ended 5/31,
   1995                    4.66        13.58         178,394          .98          5.13           45
   1994                   (8.35)       (4.58)        116,904          .93          4.56           28
3/18/93 to
   5/31/93                  .83          .93          81,227          .90*         2.70*          --

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
t The amounts shown are based on Common share equivalents.
tt Net of taxes, if applicable.
@ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Your investment partner

Photographic image of John Nuveen, Sr., founder of Nuveen

For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

ETF2-JAN 96